Offerings	May 28, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt Convertible into Equity
Security Class Title	Debt Securities
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Non-Convertible Debt
Security Class Title	Debt Securities
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preference Shares
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Depositary Shares
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 17,903,178.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,472.43
Offering Note	The Registrant previously registered the offer and sale of certain securities, including its ordinary shares, preference shares, and warrants to subscribe for ordinary shares, rights to subscribe for ordinary shares, and debt securities, having a proposed maximum aggregate offering price of $300,000,000 pursuant to Registration Statement on Form F-3 (Registration No. 333-274053), which was filed on August 17, 2023 and declared effective by the SEC on August 29, 2023 (the “Prior Registration Statement”). As of the date hereof, a balance of $89,515,894 securities remains unsold under the Prior Registration Statement. In accordance with Rule 462(b) under the Securities Act of 1933, as amended, the Registrant is hereby registering the offer and sale of an additional $17,903,178 of securities available for issuance under the Prior Registration Statement. The additional amount of securities that is being registered for offer and sale represents no more than 20% of the maximum aggregate offering price of the remaining securities available to be sold under the Prior Registration Statement.